Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment Net [Abstract]
Property and equipment, estimated useful life	5 years
Equipment	$ 495,010	$ 11,286
Less: Accumulated depreciation and amortization	(16,839)
Property and equipment, net	$ 478,171	$ 11,286